INTANGIBLE ASSETS - Amortization expenses of intangible assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Information about reconciliation of changes in intangible assets and goodwill
Amortization	¥ 502,921	¥ 407,287	¥ 493,412
Cost of sales
Information about reconciliation of changes in intangible assets and goodwill
Amortization	474,639	384,383	467,573
General and administrative expenses
Information about reconciliation of changes in intangible assets and goodwill
Amortization	28,282	22,904	¥ 25,839
Mining rights
Information about reconciliation of changes in intangible assets and goodwill
Amortization	444,764	351,748
Mining rights carrying value	¥ 1,353,000	¥ 1,400,000